Dominion Funds, Inc.

c/o Foxhall Global Trends Fund

35 Old Tavern Road

Orange, CT 06477

November 1, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, D.C.  20549

Re:	Dominion Funds, Inc. (the “Company”)
File Nos.: 33-49808 and 811-06727

Foxhall Global Trends Fund (S000011294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Company, on behalf of its series, the Foxhall Global Trends Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed from that contained in Post-Effective Amendment No. 30 to the Company’s Registration Statement on Form N-1A, filed electronically on October 27, 2011.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (631) 470-2663.

Sincerely,

/s/ Christine Brennan

Christine Brennan, Chief Paralegal

for Gemini Fund Services, LLC